UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 97.17%

COMMON STOCKS 3.15%

Aerospace & Defense 0.12%

BE Aerospace, Inc.*	100	$4,647,000
SAIC, Inc.*	400	5,280,000

Total		9,927,000

Agency/Government Related 0.00%

Fannie Mae*	818	240,957

Auto Parts & Equipment 0.44%

Allison Transmission Holdings, Inc.*	103	2,466,804
Cooper-Standard Holdings, Inc.*	753	32,933,552

Total		35,400,356

Banking 0.22%

Fifth Third Bancorp	300	4,215,000
Huntington Bancshares, Inc.	700	4,515,000
Regions Financial Corp.	600	3,954,000
Wells Fargo & Co.	150	5,121,000

Total		17,805,000

Chemicals 0.30%

LyondellBasell Industries NV Class A (Netherlands)(a)	353	15,386,625
Rockwood Holdings, Inc.*	135	7,040,250
TPC Group, Inc.*	35	1,556,722

Total		23,983,597

Diversified Capital Goods 0.33%

Emerson Electric Co.	350	18,263,000
Pall Corp.	150	8,944,500

Total		27,207,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Shares (000)	Fair Value

Electronics 0.08%

Broadcom Corp. Class A*	170	$6,681,000

Energy: Exploration & Production 0.37%

Continental Resources, Inc.*	100	8,582,000
Whiting Petroleum Corp.*	400	21,720,000

Total		30,302,000

Food & Drug Retailers 0.04%

Ingles Markets, Inc. Class A	185	3,263,400

Integrated Energy 0.23%

ConocoPhillips	250	19,002,500

Investments & Miscellaneous Financial Services 0.02%

SPDR EURO STOXX 50 ETF	50	1,623,000

Machinery 0.02%

Rexnord Corp.*	68	1,424,250

Pharmaceuticals 0.25%

Mylan, Inc.*	400	9,380,000
Teva Pharmaceutical Industries Ltd. ADR	250	11,265,000

Total		20,645,000

Railroads 0.13%

Union Pacific Corp.	100	10,748,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments			Shares (000)	Fair Value

Software/Services 0.46%

Adobe Systems, Inc.*			220	$7,548,200
Fortinet, Inc.*			220	6,083,000
Informatica Corp.*			300	15,870,000
Monster Worldwide, Inc.*			300	2,925,000
Nuance Communications, Inc.*			200	5,116,000

Total				37,542,200

Telecommunications Equipment 0.14%

Aruba Networks, Inc.*			500	11,140,000

Total Common Stocks (cost $204,917,146)				256,935,760

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 6.44%

Apparel/Textiles 0.12%

Iconix Brand Group, Inc.†	2.50%	6/1/2016	$10,000	9,812,500

Auto Parts & Equipment 0.28%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	24,515	22,492,512

Automakers 0.20%

Ford Motor Co.	4.25%	11/15/2016	10,000	15,900,000

Beverages 0.15%

Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	14,033	12,471,829

Computer Hardware 0.47%

Intel Corp.	2.95%	12/15/2035	10,000	11,550,000
NetApp, Inc.	1.75%	6/1/2013	16,500	23,986,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Hardware (continued)

SanDisk Corp.	1.50%	8/15/2017	$2,100	$2,496,375

Total				38,033,250

Diversified Capital Goods 0.05%

Actuant Corp.	2.00%	11/15/2023	2,775	4,068,844

Electronics 0.18%

A123 Systems, Inc.	3.75%	4/15/2016	9,350	3,038,750
ON Semiconductor Corp.	2.625%	12/15/2026	9,800	11,858,000

Total				14,896,750

Gas Distribution 0.09%

Williams Cos., Inc. (The)	5.50%	6/1/2033	42	7,369,650

Health Services 0.26%

Human Genome Sciences, Inc.	3.00%	11/15/2018	10,675	10,581,594
Incyte Corp.	4.75%	10/1/2015	4,700	10,827,625

Total				21,409,219

Hotels 0.13%

Host Hotels & Resorts LP†	2.50%	10/15/2029	8,000	10,780,000

Integrated Energy 0.11%

SunPower Corp.	4.50%	3/15/2015	10,000	9,000,000

Leisure 0.14%

priceline.com, Inc.†	1.00%	3/15/2018	10,325	10,983,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery 0.10%

Altra Holdings, Inc.†	2.75%	3/1/2031	$7,950	$7,959,937

Media: Diversified 0.32%

Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	30,000	26,325,000

Media: Services 0.09%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	7,656,250

Medical Products 0.21%

Medtronic, Inc.	1.625%	4/15/2013	5,000	5,075,000
NuVasive, Inc.	2.75%	7/1/2017	14,400	12,348,000

Total				17,423,000

Metals/Mining (Excluding Steel) 0.55%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	7,225	6,520,562
James River Coal Co.	3.125%	3/15/2018	3,000	1,431,525
Molycorp, Inc.†	3.25%	6/15/2016	5,000	4,693,750
Newmont Mining Corp.	1.25%	7/15/2014	20,000	25,300,000
Newmont Mining Corp.	1.625%	7/15/2017	5,500	7,260,000

Total				45,205,837

Monoline Insurance 0.09%

Radian Group, Inc.	3.00%	11/15/2017	10,800	7,384,500

Oil Field Equipment & Services 0.12%

Exterran Energy Corp.	4.75%	1/15/2014	10,000	9,825,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging 0.22%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	$18,000	$17,707,500

Pharmaceuticals 0.53%

Gilead Sciences, Inc.	0.625%	5/1/2013	22,000	29,205,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	12,000	13,815,000

Total				43,020,000

Software/Services 1.32%

Alliance Data Systems Corp.	1.75%	8/1/2013	8,500	13,801,875
EMC Corp.	1.75%	12/1/2013	24,300	45,744,750
Nuance Communications, Inc.†	2.75%	11/1/2031	7,500	8,512,500
Symantec Corp.	1.00%	6/15/2013	20,775	23,371,875
Xilinx, Inc.	2.625%	6/15/2017	12,000	16,215,000

Total				107,646,000

Telecommunications: Wireless 0.71%

SBA Communications Corp.	4.00%	10/1/2014	33,000	58,162,500

Total Convertible Bonds (cost $485,583,582)				525,533,297

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 2.57%

Auto Parts & Equipment 0.05%

Cooper-Standard Holdings, Inc. PIK	7.00%		22	4,090,734

Automakers 0.14%

General Motors Co.	4.75%		275	11,508,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Shares (000)	Fair Value

Banking 0.79%

Bank of America Corp.	7.25%	37	$36,278,034
Citigroup, Inc.	7.50%	270	27,953,100

Total			64,231,134

Electric: Integrated 0.22%

PPL Corp.	8.75%	335	18,006,250

Energy: Exploration & Production 0.47%

Apache Corp.	6.00%	676	37,539,486
Whiting Petroleum Corp.	6.25%	2	499,141

Total			38,038,627

Food: Wholesale 0.22%

Bunge Ltd.	4.875%	180	18,090,000

Investments & Miscellaneous Financial Services 0.27%

AMG Capital Trust I	5.10%	450	22,415,625

Life Insurance 0.35%

MetLife, Inc.	5.00%	400	28,288,000

Multi-Line Insurance 0.06%

Hartford Financial Services Group, Inc. (The)	7.25%	219	4,682,455

Total Convertible Preferred Stocks (cost $200,262,643)			209,351,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOANS(b) 2.79%

Aerospace 0.12%

DigitalGlobe, Inc. Term Loan B	5.75%	10/12/2018	$9,975	$9,610,085

Chemicals 0.11%

Momentive Performance Materials, Inc. Extended Term Loan B	3.75%	5/5/2015	8,929	8,583,308

Department Stores 0.24%

Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019	9,350	9,416,226
Neiman-Marcus Group, Inc. (The) Term Loan	4.75%	5/16/2018	10,000	9,993,750

Total				19,409,976

Electric: Generation 0.14%

Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.743%	10/10/2017	21,124	11,796,677

Electronics 0.11%

Freescale Semiconductor, Inc. Extended Term Loan B	4.494%	12/1/2016	8,971	8,752,003

Gaming 0.21%

Caesars Entertainment Operating Co. Term Loan B1	3.242%	1/28/2015	10,000	9,537,500
Harrah’s Prop Co. Senior Note	3.24%	2/13/2013	10,000	7,964,290

Total				17,501,790

Health Facilities 0.25%

Community Health Systems, Inc.
Non Extended Funded Term Loan	2.491% - 2.739%	7/25/2014	6,919	6,839,711
Drumm Investors LLC Term Loan	5.00%	5/4/2018	6,931	6,567,053
HCA, Inc. Extended Term Loan B2	3.72%	3/31/2017	7,057	6,940,015

Total				20,346,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance Brokerage 0.10%

USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	$7,800	$7,862,400

Investments & Miscellaneous Financial Services 0.39%

Nuveen Investments, Inc. 1st Lien Term Loan	3.303% - 3.579%	11/13/2014	11,509	11,481,326
Nuveen Investments, Inc. Extended Term Loan	5.72% - 5.803%	5/12/2017	13,447	13,451,443
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	6,900	7,038,000

Total				31,970,769

Media: Broadcast 0.25%

Clear Channel Communication Term Loan B	3.891%	1/28/2016	9,489	7,717,769
Univision Communications, Inc. Extended Term Loan	4.491%	3/31/2017	10,162	9,443,640
Univision Communications, Inc. Initial Term Loan	2.244%	9/29/2014	3,506	3,463,538

Total				20,624,947

Media: Services 0.29%

Affinion Group, Inc. Term Loan B	5.00%	10/10/2016	15,634	14,857,199
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	8,933	8,943,665

Total				23,800,864

Metals/Mining (Excluding Steel) 0.04%

Noranda Aluminum Acquisition Corp
New Term Loan B	5.75%	2/24/2019	3,600	3,631,500

Software/Services 0.36%

Nuance Communications, Inc. Term Loan C	3.25%	3/31/2016	9,822	9,834,609
SRA International, Inc. Term Loan B	6.50%	7/20/2018	14,731	14,703,065
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017	4,937	4,964,286

Total				29,501,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Specialty Retail 0.14%

Michaels Stores, Inc. Non Extended Term Loan B-1	2.75% - 2.875%	10/31/2013		$3,722	$3,720,685
Michaels Stores, Inc. Term Loan B2	5.00% - 5.125%	7/29/2016		8,009	8,042,077

Total					11,762,762

Telecommunications Equipment 0.04%

Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019		3,000	3,028,875

Total Floating Rate Loans (cost $232,873,487)					228,184,695

FOREIGN BONDS(c) 0.57%

Luxembourg 0.10%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	6,900	7,911,266

Netherlands 0.23%

Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019	EUR	5,200	6,952,576
Refresco Group BV†	7.375%	5/15/2018	EUR	2,000	2,460,676
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	6,750	9,745,177

Total					19,158,429

United Kingdom 0.24%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	4,150	5,476,291
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,400	14,251,915

Total					19,728,206

Total Foreign Bonds (cost $47,012,868)					46,797,901

FOREIGN GOVERNMENT OBLIGATION(c) 0.13%

Canada

Government of Canada (cost $10,672,331)	2.75%	9/1/2016	CAD	10,000	10,542,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

HIGH YIELD CORPORATE BONDS 80.31%

Aerospace/Defense 1.59%

Alliant Techsystems, Inc.	6.875%	9/15/2020	$3,500	$3,753,750
BE Aerospace, Inc.	5.25%	4/1/2022	24,000	24,300,000
Esterline Technologies Corp.	6.625%	3/1/2017	8,000	8,320,000
Esterline Technologies Corp.	7.00%	8/1/2020	9,100	10,101,000
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	15,000	16,143,750
Mantech International Corp.	7.25%	4/15/2018	15,000	16,050,000
Moog, Inc.	6.25%	1/15/2015	10,750	10,938,125
Spirit Aerosystems, Inc.	6.75%	12/15/2020	19,000	20,662,500
Spirit Aerosystems, Inc.	7.50%	10/1/2017	7,575	8,199,938
Triumph Group, Inc.	8.00%	11/15/2017	10,440	11,431,800

Total				129,900,863

Airlines 0.53%

Delta Air Lines, Inc.	4.95%	5/23/2019	3,527	3,720,885
Delta Air Lines, Inc.†	9.50%	9/15/2014	3,492	3,736,440
United Airlines, Inc.	6.636%	7/2/2022	7,286	7,723,029
United Airlines, Inc.†	9.875%	8/1/2013	16,650	17,565,750
United Airlines, Inc.†	12.00%	11/1/2013	9,600	10,224,000

Total				42,970,104

Apparel/Textiles 0.46%

Hanesbrands, Inc.	6.375%	12/15/2020	10,000	10,325,000
Levi Strauss & Co.	7.625%	5/15/2020	8,675	9,217,187
Levi Strauss & Co.	8.875%	4/1/2016	10,275	10,634,728
Perry Ellis International, Inc.	7.875%	4/1/2019	7,650	7,650,000

Total				37,826,915

Auto Loans 0.45%

Ford Motor Credit Co. LLC	4.25%	2/3/2017	17,500	17,707,270
Ford Motor Credit Co. LLC	5.875%	8/2/2021	7,300	7,887,949
Ford Motor Credit Co. LLC	8.00%	6/1/2014	10,000	11,014,060

Total				36,609,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Auto Parts & Equipment 1.61%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		$15,000	$16,200,000
Dana Holding Corp.	6.50%	2/15/2019		10,000	10,650,000
Dana Holding Corp.	6.75%	2/15/2021		10,000	10,700,000
International Automotive Components Group SL (Spain)†(a)	9.125%	6/1/2018		9,000	7,875,000
Stanadyne Corp.	10.00%	8/15/2014		10,000	9,200,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		18,750	16,734,375
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,730,312
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,100,000
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018		4,815	5,356,688
TRW Automotive, Inc.†	7.25%	3/15/2017		20,000	22,400,000
TRW Automotive, Inc.†	8.875%	12/1/2017		10,000	11,100,000
UCI International, Inc.	8.625%	2/15/2019		5,000	5,162,500

Total					131,208,875

Automakers 0.70%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		16,000	16,240,000
Ford Motor Co.	7.45%	7/16/2031		15,000	18,412,500
General Motors Co.(d)	—	—		15,000	243,750
Navistar International Corp.	8.25%	11/1/2021		14,500	15,877,500
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,562,500

Total					57,336,250

Banking 3.79%

Ally Financial, Inc.	7.50%	9/15/2020		16,000	17,340,000
Ally Financial, Inc.	8.30%	2/12/2015		28,000	30,555,000
Bank of America Corp.	3.875%	3/22/2017		9,000	9,059,787
Bank of America Corp.	5.42%	3/15/2017		5,000	5,117,920
Bank of America Corp.	8.00%	—	(e)	15,000	15,399,345
Capital One Capital VI	8.875%	5/15/2040		26,300	26,608,236
Discover Bank	8.70%	11/18/2019		11,200	13,957,440
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	16,250,000
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021		4,000	3,966,876
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		15,000	15,459,945
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018		7,000	6,578,068
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	5,708,025
JPMorgan Chase & Co.	4.50%	1/24/2022		16,500	17,199,616
JPMorgan Chase & Co.	7.90%	—	(e)	7,275	7,997,568
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		10,000	10,003,210
Morgan Stanley	4.75%	3/22/2017		14,200	14,220,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Banking (continued)

Regions Bank	6.45%	6/26/2037		$6,650	$6,683,250
Regions Bank	7.50%	5/15/2018		7,987	9,125,148
Regions Financial Corp.	7.75%	11/10/2014		6,025	6,635,031
Regions Financing Trust II	6.625%	5/15/2047		10,000	9,600,000
SVB Financial Group	5.375%	9/15/2020		9,350	10,129,107
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,021,250
Wachovia Capital Trust III	5.57%	—	(e)	15,000	14,231,250
Washington Mutual Bank(f)	6.875%	6/15/2011		22,500	2,250
Zions Bancorporation	7.75%	9/23/2014		27,000	29,581,740

Total					309,430,354

Beverages 0.11%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		11,300	8,644,500

Brokerage 0.62%

Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	12,624,008
Lazard Group LLC	7.125%	5/15/2015		12,500	13,563,262
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	24,328,940

Total					50,516,210

Building & Construction 0.72%

KB Home	9.10%	9/15/2017		15,000	15,750,000
Lennar Corp.	12.25%	6/1/2017		15,000	19,350,000
Odebrecht Finance Ltd.†	6.00%	4/5/2023		6,000	6,265,800
Ryland Group, Inc.	8.40%	5/15/2017		7,500	8,325,000
Toll Brothers Finance Corp.	8.91%	10/15/2017		7,500	9,065,295

Total					58,756,095

Building Materials 0.46%

Griffon Corp.	7.125%	4/1/2018		6,200	6,440,250
Masco Corp.	7.125%	3/15/2020		12,000	12,848,376
Owens Corning, Inc.	9.00%	6/15/2019		15,000	18,543,585

Total					37,832,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals 1.69%

Airgas, Inc.	7.125%	10/1/2018	$10,500	$11,396,122
Celanese US Holdings LLC	6.625%	10/15/2018	7,365	7,880,550
Chemtura Corp.	7.875%	9/1/2018	12,020	12,981,600
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	13,123,570
Huntsman International LLC	8.625%	3/15/2020	25,000	28,062,500
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	4,900	5,194,000
INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015	4,350	4,638,188
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016	11,500	10,925,000
Lyondell Chemical Co.	8.00%	11/1/2017	5,431	6,123,452
LyondellBasell Industries NV (Netherlands)†(a)	6.00%	11/15/2021	5,250	5,538,750
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	4,425	4,512,788
Momentive Performance Materials, Inc.	9.00%	1/15/2021	12,000	10,560,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	16,750	16,708,125

Total				137,644,645

Computer Hardware 0.56%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	15,885	16,758,675
Brocade Communications Systems, Inc.	6.875%	1/15/2020	12,500	13,843,750
MMI International Ltd. (Malaysia)†(a)	8.00%	3/1/2017	6,000	6,240,000
Seagate HDD Cayman	6.875%	5/1/2020	8,000	8,550,000

Total				45,392,425

Consumer/Commercial/Lease Financing 1.90%

Air Lease Corp.†	5.625%	4/1/2017	31,000	31,038,750
CIT Group, Inc.†	4.75%	2/15/2015	7,700	7,787,210
CIT Group, Inc.†	7.00%	5/2/2016	31,000	31,155,000
CIT Group, Inc.†	7.00%	5/2/2017	10,000	10,037,500
International Lease Finance Corp.	6.25%	5/15/2019	5,400	5,331,577
International Lease Finance Corp.	8.25%	12/15/2020	6,100	6,726,531
International Lease Finance Corp.	8.75%	3/15/2017	34,000	37,910,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	15,800	15,444,500
SLM Corp.	6.25%	1/25/2016	9,200	9,576,068

Total				155,007,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Products 0.46%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	$12,675	$10,647,000
Elizabeth Arden, Inc.	7.375%	3/15/2021	21,000	22,890,000
Prestige Brands, Inc.†	8.125%	2/1/2020	3,500	3,810,625

Total				37,347,625

Department Stores 0.20%

Bon-Ton Corp. Stores, Inc.	10.25%	3/15/2014	1,525	1,338,187
J.C. Penney Corp., Inc.	7.125%	11/15/2023	5,025	5,282,531
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	8,285	9,362,448

Total				15,983,166

Diversified Capital Goods 2.23%

Actuant Corp.	6.875%	6/15/2017	23,000	23,977,500
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	16,125,000
Belden, Inc.	7.00%	3/15/2017	17,500	18,134,375
Belden, Inc.	9.25%	6/15/2019	12,000	13,260,000
Mueller Water Products, Inc.	7.375%	6/1/2017	23,500	23,265,000
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	11,799,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	30,000	32,325,000
SPX Corp.	6.875%	9/1/2017	21,000	23,100,000
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	20,058,693

Total				182,044,568

Electric: Generation 0.56%

DPL, Inc.†	7.25%	10/15/2021	15,725	17,533,375
Mirant Americas Generation LLC	9.125%	5/1/2031	20,000	17,300,000
NRG Energy, Inc.	7.875%	5/15/2021	6,000	5,790,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	7,500	4,931,250

Total				45,554,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Integrated 1.29%

AES Corp. (The)	8.00%	10/15/2017	$25,000	$28,281,250
Black Hills Corp.	5.875%	7/15/2020	8,000	8,992,144
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	22,690,692
National Fuel Gas Co.	4.90%	12/1/2021	10,000	10,348,170
National Fuel Gas Co.	6.50%	4/15/2018	25,400	28,631,794
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,107,825

Total				105,051,875

Electronics 1.37%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	16,000	17,680,000
Advanced Micro Devices, Inc.	8.125%	12/15/2017	9,225	10,193,625
CPI International, Inc.	8.00%	2/15/2018	15,500	13,756,250
Freescale Semiconductor, Inc.	8.05%	2/1/2020	16,500	16,665,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,680,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	8,134	9,110,080
KLA-Tencor Corp.	6.90%	5/1/2018	10,850	12,952,947
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	12,500	14,187,500
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	7,550	7,936,938

Total				112,162,340

Energy: Exploration & Production 5.97%

Antero Resources Finance Corp.†	7.25%	8/1/2019	10,000	10,350,000
Berry Petroleum Co.	6.375%	9/15/2022	6,300	6,489,000
Berry Petroleum Co.	6.75%	11/1/2020	21,000	22,312,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	6,500	6,662,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	3,400	3,629,500
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	20,758,000
Chesapeake Energy Corp.	6.625%	8/15/2020	6,250	6,390,625
Cimarex Energy Co.	7.125%	5/1/2017	15,000	15,525,000
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,529,250
Concho Resources, Inc.	8.625%	10/1/2017	5,650	6,215,000
Continental Resources, Inc.	7.375%	10/1/2020	5,600	6,244,000
Continental Resources, Inc.	8.25%	10/1/2019	26,875	30,167,187
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	10,000	10,350,000
Forest Oil Corp.	7.25%	6/15/2019	35,000	34,387,500
Forest Oil Corp.	8.50%	2/15/2014	9,825	10,561,875
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	15,613,579
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	14,000	14,822,500
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	18,500	19,286,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)

MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	$15,750	$16,576,875
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	11,683,570
Newfield Exploration Co.	7.125%	5/15/2018	16,500	17,448,750
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	7,575,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	20,000	21,150,000
OGX Austria GmbH (Brazil)†(a)	8.50%	6/1/2018	41,750	43,587,000
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	13,175	12,977,375
Penn Virginia Corp.	7.25%	4/15/2019	8,250	7,136,250
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,625,000
QEP Resources, Inc.	6.875%	3/1/2021	8,000	8,880,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	9,250,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	15,000	14,925,000
Range Resources Corp.	7.25%	5/1/2018	5,000	5,300,000
Range Resources Corp.	8.00%	5/15/2019	7,500	8,268,750
SM Energy Co.	6.50%	11/15/2021	10,000	10,700,000
SM Energy Co.	6.625%	2/15/2019	14,000	14,910,000
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	10,917,188
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,494,000

Total				487,699,024

Environmental 0.19%

Clean Harbors, Inc.	7.625%	8/15/2016	15,000	15,862,500

Food & Drug Retailers 0.79%

American Stores Co.	8.00%	6/1/2026	3,750	3,206,250
Ingles Markets, Inc.	8.875%	5/15/2017	25,850	28,111,875
Rite Aid Corp.	9.375%	12/15/2015	9,750	10,066,875
Rite Aid Corp.	10.25%	10/15/2019	12,000	13,875,000
Stater Bros Holdings, Inc.	7.375%	11/15/2018	8,500	9,254,375

Total				64,514,375

Food: Wholesale 1.65%

Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	3,612	3,702,300
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5,725	5,224,063
Bunge NA Finance LP	5.90%	4/1/2017	9,050	10,103,999
Corn Products International, Inc.	4.625%	11/1/2020	10,000	10,566,410
Del Monte Corp.	7.625%	2/15/2019	20,000	20,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food: Wholesale (continued)

Dole Food Co., Inc.	8.75%	7/15/2013	$30,000	$32,212,500
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,197,506
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	5,250	5,722,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	8,250	8,518,125
Post Holdings, Inc.†	7.375%	2/15/2022	12,000	12,600,000
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	18,250	19,945,972

Total				134,793,375

Forestry/Paper 0.60%

Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	14,000	14,332,500
Millar Western Forest Products Ltd. (Canada)†(a)	8.50%	4/1/2021	10,000	7,975,000
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	15,000	15,150,000
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	11,493,780

Total				48,951,280

Gaming 3.58%

Ameristar Casinos, Inc.	7.50%	4/15/2021	4,400	4,636,500
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	12,125,000
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	5,075	3,907,750
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	20,000	17,450,000
Caesars Operating Escrow LLC/Caesars Escrow Corp.†	8.50%	2/15/2020	8,700	8,874,000
CCM Merger, Inc.†	9.125%	5/1/2019	12,600	12,789,000
Chester Downs & Marina LLC†	9.25%	2/1/2020	2,000	2,117,500
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	11,800	12,508,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	7,535	8,202,036
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	11,600	12,020,500
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	20,000	20,000,000
Marina District Finance Co., Inc.	9.875%	8/15/2018	20,000	18,050,000
MCE Finance Ltd.	10.25%	5/15/2018	11,000	12,402,500
MGM Resorts International	6.625%	7/15/2015	15,000	15,487,500
MGM Resorts International	9.00%	3/15/2020	4,950	5,531,625
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	10,000	11,237,500
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	20,650,000
Peninsula Gaming LLC	8.375%	8/15/2015	8,200	8,692,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	7,875,000
River Rock Entertainment Authority (The)	9.00%	11/1/2018	16,353	12,755,340
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	19,100	19,267,125
Station Casinos, Inc.(f)	6.50%	2/1/2014	27,000	2,700
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	16,500	17,572,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming (continued)

Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	$5,300	$5,849,875
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	20,000	21,900,000

Total				291,903,951

Gas Distribution 2.70%

Chesapeake Midstream Partners LP/CHKM Finance Corp.†	6.125%	7/15/2022	8,800	8,910,000
El Paso Corp.	6.50%	9/15/2020	8,200	9,069,093
El Paso Corp.	7.00%	6/15/2017	28,875	32,297,958
El Paso Corp.	7.75%	1/15/2032	10,000	11,437,430
Energy Transfer Partners LP	5.20%	2/1/2022	2,100	2,201,075
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	10,890,000
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	8,872,500
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,334,002
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,425,323
Inergy LP/Inergy Finance Corp.	6.875%	8/1/2021	18,318	17,722,665
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	17,000	18,126,250
MarkWest Energy Partners LP	6.25%	6/15/2022	4,850	5,116,750
MarkWest Energy Partners LP	6.75%	11/1/2020	17,000	18,445,000
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,948,927
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,932,440
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,837,890
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	6,600	7,045,500
WPX Energy, Inc.†	6.00%	1/15/2022	8,450	8,492,250

Total				220,105,053

Health Facilities 3.74%

Capella Healthcare, Inc.	9.25%	7/1/2017	12,000	12,360,000
Community Health Systems, Inc.†	8.00%	11/15/2019	11,000	11,440,000
Community Health Systems, Inc.†	8.00%	11/15/2019	16,000	16,560,000
Community Health Systems, Inc.	8.875%	7/15/2015	10,056	10,433,100
HCA Holdings, Inc.	7.75%	5/15/2021	29,000	30,123,750
HCA, Inc.	6.50%	2/15/2020	10,000	10,525,000
HCA, Inc.	7.50%	2/15/2022	28,000	29,890,000
HCA, Inc.	7.875%	2/15/2020	10,000	11,037,500
HCA, Inc.	9.875%	2/15/2017	6,389	6,995,955
HealthSouth Corp.	8.125%	2/15/2020	21,000	23,100,000
Kindred Healthcare, Inc.	8.25%	6/1/2019	20,750	18,182,188
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,348,500
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,370,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Facilities (continued)

Select Medical Corp.	7.625%	2/1/2015	$17,000	$16,893,750
Tenet Healthcare Corp.	8.875%	7/1/2019	6,850	7,706,250
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	16,725,000
United Surgical Partners International, Inc.	8.875%	5/1/2017	21,500	22,628,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	30,750,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,969	14,527,662

Total				305,597,405

Health Services 0.20%

inVentiv Health, Inc.†	10.00%	8/15/2018	3,500	3,185,000
STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,312,500

Total				16,497,500

Hotels 0.64%

FelCor Lodging LP	10.00%	10/1/2014	2,630	3,011,350
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	9,696,000
Host Hotels & Resorts LP	6.375%	3/15/2015	7,325	7,489,813
Hyatt Hotels Corp.†	5.75%	8/15/2015	15,036	16,535,796
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	9,902,500
Wyndham Worldwide Corp.	5.75%	2/1/2018	5,315	5,926,028

Total				52,561,487

Household & Leisure Products 0.32%

American Standard Americas†	10.75%	1/15/2016	12,675	9,189,375
Whirlpool Corp.	8.60%	5/1/2014	15,000	16,837,560

Total				26,026,935

Insurance Brokerage 0.31%

HUB International Holdings, Inc.†	9.00%	12/15/2014	8,500	8,755,000
USI Holdings Corp.†	4.378%#	11/15/2014	17,250	16,215,000

Total				24,970,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Integrated Energy 0.48%

Alta Wind Holdings LLC†	7.00%	6/30/2035	$11,334	$12,243,089
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	13,317	8,181,221
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	16,525	18,342,750

Total				38,767,060

Investments & Miscellaneous Financial Services 0.99%

FMR LLC†	5.35%	11/15/2021	14,800	15,638,538
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	11,432,073
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,746,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	10,000	10,150,000
Nuveen Investments, Inc.	10.50%	11/15/2015	31,550	32,851,438
Nuveen Investments, Inc. †	10.50%	11/15/2015	6,500	6,735,625

Total				80,553,924

Leisure 0.70%

MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	20,600	22,196,500
NCL Corp. Ltd.†	9.50%	11/15/2018	1,600	1,732,000
NCL Corp. Ltd.	9.50%	11/15/2018	9,225	9,986,063
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	16,995,000
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	5,996	6,546,085

Total				57,455,648

Life Insurance 0.22%

MetLife Capital Trust X†	9.25%	4/8/2038	15,075	18,240,750

Machinery 0.99%

Altra Holdings, Inc.	8.125%	12/1/2016	20,000	21,600,000
Kennametal, Inc.	3.875%	2/15/2022	3,500	3,531,360
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	24,050	26,575,250
Roper Industries, Inc.	6.25%	9/1/2019	10,350	12,161,157
Steelcase, Inc.	6.375%	2/15/2021	11,175	11,496,572
Thermadyne Holdings Corp.	9.00%	12/15/2017	5,500	5,665,000

Total				81,029,339

Managed Care 0.14%

Centene Corp.	5.75%	6/1/2017	10,825	11,244,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Broadcast 1.35%

Allbritton Communications Co.	8.00%	5/15/2018	$12,825	$13,754,813
AMC Networks, Inc.†	7.75%	7/15/2021	12,000	13,440,000
Clear Channel Communications, Inc.	9.00%	3/1/2021	10,000	9,050,000
Cumulus Media, Inc.†	7.75%	5/1/2019	14,000	13,300,000
Discovery Communications LLC	5.625%	8/15/2019	7,300	8,513,844
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	6,158,500
Gray Television, Inc.	10.50%	6/29/2015	14,175	14,812,875
LIN Television Corp.	8.375%	4/15/2018	7,500	7,884,375
Salem Communications Corp.	9.625%	12/15/2016	4,218	4,671,435
Sinclair Television Group, Inc.†	9.25%	11/1/2017	8,750	9,778,125
Univision Communications, Inc. †	8.50%	5/15/2021	8,625	8,581,875

Total				109,945,842

Media: Cable 2.49%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	9,450	10,064,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	19,512,500
CSC Holdings LLC	8.625%	2/15/2019	10,000	11,550,000
DISH DBS Corp.	6.75%	6/1/2021	16,650	18,023,625
DISH DBS Corp.	7.125%	2/1/2016	22,350	24,836,437
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	4,600	4,772,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(a)	7.50%	3/15/2019	4,450	4,828,250
Mediacom Broadband LLC	8.50%	10/15/2015	9,000	9,315,000
Mediacom Communications Corp.	9.125%	8/15/2019	32,450	35,411,062
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	13,500	12,892,500
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	7,075	6,473,625
UPCB Finance V Ltd.†	7.25%	11/15/2021	14,000	14,875,000
Virgin Media Finance plc (United Kingdom)(a)	5.25%	2/15/2022	3,250	3,237,813
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	15,000	16,875,000
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	7,240	8,199,300
Virgin Media Secured Finance plc (United Kingdom)(a)	5.25%	1/15/2021	2,250	2,423,048

Total				203,289,910

Media: Services 1.08%

Affinion Group, Inc.	11.50%	10/15/2015	17,000	16,107,500
Clear Channel Worldwide Holdings, Inc.†	7.625%	3/15/2020	7,000	6,895,000
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	10,000	11,500,000
Lamar Media Corp.	7.875%	4/15/2018	7,500	8,240,625
Nielsen Finance LLC/Nielsen Finance Co.	7.75%	10/15/2018	5,450	6,035,875
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016	1,823	2,110,123
WMG Acquisition Corp.	9.50%	6/15/2016	25,000	27,375,000
WMG Acquisition Corp.†	11.50%	10/1/2018	9,500	10,212,500

Total				88,476,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Medical Products 1.12%

Bausch & Lomb, Inc.	9.875%	11/1/2015		$25,000	$26,437,500
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		7,500	8,362,500
Biomet, Inc.	10.00%	10/15/2017		22,000	23,787,500
Grifols, Inc.	8.25%	2/1/2018		5,100	5,546,250
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%	11/1/2018		9,500	9,963,125
Life Technologies Corp.	6.00%	3/1/2020		5,300	6,073,063
Polymer Group, Inc.	7.75%	2/1/2019		10,925	11,553,188

Total					91,723,126

Metals/Mining (Excluding Steel) 3.03%

Arch Coal, Inc.†	7.25%	6/15/2021		20,000	18,550,000
Arch Coal, Inc.	8.75%	8/1/2016		10,000	10,550,000
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021		9,900	10,395,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		10,000	11,036,740
CONSOL Energy, Inc.	6.375%	3/1/2021		3,950	3,792,000
CONSOL Energy, Inc.	8.25%	4/1/2020		12,000	12,600,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018		7,000	7,035,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	8.25%	11/1/2019		13,000	13,715,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		14,500	13,921,899
James River Coal Co.	7.875%	4/1/2019		25,000	17,125,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018		18,000	15,570,000
Murray Energy Corp.†	10.25%	10/15/2015		10,000	9,775,000
Noranda Aluminum Acquisition Corp. PIK	4.659%#	5/15/2015		16,786	16,282,360
Novelis, Inc.	8.75%	12/15/2020		9,500	10,450,000
Patriot Coal Corp.	8.25%	4/30/2018		12,500	9,593,750
Peabody Energy Corp.†	6.00%	11/15/2018		7,700	7,584,500
Peabody Energy Corp.†	6.25%	11/15/2021		5,000	4,925,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		14,275	14,703,250
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019		15,000	17,137,500
SunCoke Energy, Inc.	7.625%	8/1/2019		10,000	10,325,000
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019		7,500	9,328,515
Thompson Creek Metals Co., Inc. (Canada)(a)	7.375%	6/1/2018		3,350	3,132,250

Total					247,527,764

Monoline Insurance 0.21%

Fidelity National Financial, Inc.	6.60%	5/15/2017		16,250	17,223,814

Multi-Line Insurance 0.32%

AXA SA (France)†(a)	6.379%	—	(e)	11,225	9,344,812
Genworth Financial, Inc.	7.625%	9/24/2021		13,575	14,066,578
ZFS Finance USA Trust V†	6.50%	5/9/2037		3,024	2,933,280

Total					26,344,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil Field Equipment & Services 1.75%

Atwood Oceanics, Inc.	6.50%	2/1/2020	$2,550	$2,690,250
Basic Energy Services, Inc.	7.75%	2/15/2019	14,000	14,420,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	16,800,000
Gulfmark Offshore, Inc.†	6.375%	3/15/2022	16,800	16,926,000
Hornbeck Offshore Services, Inc.†	5.875%	4/1/2020	10,000	10,075,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	5,936,875
Nabors Industries, Inc.	4.625%	9/15/2021	10,000	10,453,040
Oil States International, Inc.	6.50%	6/1/2019	16,000	16,880,000
Precision Drilling Corp. (Canada)†(a)	6.50%	12/15/2021	3,250	3,412,500
Precision Drilling Corp. (Canada)(a)	6.625%	11/15/2020	2,825	2,973,313
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	20,890,187
SESI LLC	6.375%	5/1/2019	6,700	7,135,500
Transocean, Inc.	6.375%	12/15/2021	3,500	3,945,340
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	6,600	7,053,750
Unit Corp.	6.625%	5/15/2021	3,105	3,190,387

Total				142,782,142

Oil Refining & Marketing 0.43%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	7,850	8,752,750
Phillips 66†	4.30%	4/1/2022	6,550	6,676,133
Tesoro Corp.	9.75%	6/1/2019	17,000	19,465,000

Total				34,893,883

Packaging 2.28%

AEP Industries, Inc.	8.25%	4/15/2019	15,000	15,825,000
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017	5,000	5,387,500
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020	9,500	10,236,250
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc. (Ireland)†(a)	9.125%	10/15/2020	3,350	3,525,875
Ball Corp.	6.75%	9/15/2020	7,645	8,409,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	50,875,050
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,883,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	7.125%	4/15/2019	10,000	10,475,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.25%	5/15/2018	22,500	22,556,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.875%	8/15/2019	8,225	8,420,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging (continued)

Rock-Tenn Co.†	4.90%	3/1/2022	$2,400	$2,401,142
Sealed Air Corp.†	6.875%	7/15/2033	15,000	14,328,750
Sealed Air Corp.	7.875%	6/15/2017	2,500	2,696,620
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,238,125
Solo Cup Co.	8.50%	2/15/2014	8,900	8,966,750

Total				186,226,031

Pharmaceuticals 0.54%

Aptalis Pharma, Inc.	12.75%	3/1/2016	8,298	8,899,605
Mylan, Inc.†	7.625%	7/15/2017	5,250	5,801,250
Mylan, Inc.†	7.875%	7/15/2020	7,500	8,400,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	20,135	21,091,413

Total				44,192,268

Printing & Publishing 0.13%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	10,983,750

Property & Casualty 0.20%

Liberty Mutual Group, Inc.†(g)	10.75%	6/15/2058	12,000	16,170,000

Railroads 0.32%

Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	20,500,000
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	5,000	5,431,250

Total				25,931,250

Real Estate Investment Trusts 1.38%

Boston Properties LP	3.70%	11/15/2018	6,750	6,991,556
DDR Corp.	7.875%	9/1/2020	11,000	13,029,830
DuPont Fabros Technology LP	8.50%	12/15/2017	13,875	15,331,875
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	9,600	9,604,723
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	12,000	12,483,648
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,054,390
Kilroy Realty LP	5.00%	11/3/2015	8,000	8,551,520
ProLogis(h)	6.875%	3/15/2020	21,000	24,160,038
ProLogis	8.65%	5/15/2016	10,187	11,712,187

Total				112,919,767

Restaurants 0.45%

DineEquity, Inc.	9.50%	10/30/2018	8,000	8,800,000
Fiesta Restaurant Group†	8.875%	8/15/2016	4,380	4,642,800
Wendy’s Co. (The)	10.00%	7/15/2016	21,500	23,542,500

Total				36,985,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Software/Services 2.77%

Alliance Data Systems Corp.†	6.375%	4/1/2020	$48,250	$49,335,625
BMC Software, Inc.	4.25%	2/15/2022	4,350	4,369,658
Ceridian Corp.	11.25%	11/15/2015	6,750	6,125,625
Fidelity National Information Services, Inc.	7.625%	7/15/2017	5,000	5,500,000
First Data Corp.†	7.375%	6/15/2019	4,450	4,555,688
First Data Corp.†	8.25%	1/15/2021	17,000	16,702,500
First Data Corp.	9.875%	9/24/2015	2,514	2,539,140
First Data Corp.	12.625%	1/15/2021	27,000	27,202,500
Lawson Software, Inc.†	9.375%	4/1/2019	6,023	6,248,862
SERENA Software, Inc.	10.375%	3/15/2016	7,600	7,894,500
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	21,500	23,058,750
SRA International, Inc.†	11.00%	10/1/2019	7,000	7,420,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	14,000	14,945,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,542,250
SunGard Data Systems, Inc.	10.25%	8/15/2015	42,000	43,837,500

Total				226,277,598

Specialty Retail 1.88%

Brookstone Co., Inc.†	13.00%	10/15/2014	7,058	5,752,270
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	12,312,500
J. Crew Group, Inc.	8.125%	3/1/2019	12,400	12,679,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	16,800,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,593,750
Limited Brands, Inc.	8.50%	6/15/2019	12,500	14,843,750
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	14,000	15,435,000
QVC, Inc.†	7.125%	4/15/2017	7,800	8,346,000
QVC, Inc.†	7.375%	10/15/2020	17,500	19,337,500
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	23,575	25,932,500
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	14,000	14,682,500

Total				153,714,770

Steel Producers/Products 0.95%

Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	18,700	17,110,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	16,093,460
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,896,523
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	11,000	11,412,500
JMC Steel Group†	8.25%	3/15/2018	11,050	11,547,250
Steel Dynamics, Inc.	7.625%	3/15/2020	7,500	8,156,250

Total				77,216,483

Support: Services 1.77%

ARAMARK Holdings Corp. PIK†	8.625%	5/1/2016	2,900	2,979,750
Audatex North America, Inc.†	6.75%	6/15/2018	7,215	7,611,825
Avis Budget Car Rental	9.625%	3/15/2018	15,340	16,720,600
Avis Budget Car Rental	9.75%	3/15/2020	5,500	6,036,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Support: Services (continued)

BakerCorp†	8.25%	6/1/2019	$4,400	$4,554,000
FTI Consulting, Inc.	6.75%	10/1/2020	10,000	10,762,500
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,482,531
Hertz Corp. (The)	7.50%	10/15/2018	22,500	23,990,625
Iron Mountain, Inc.	7.75%	10/1/2019	10,400	11,414,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	12,290,625
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	10,700	11,449,000
Travelport LLC/Travelport, Inc.	9.00%	3/1/2016	5,000	3,043,750
United Rentals (North America), Inc.	10.875%	6/15/2016	7,500	8,531,250
UR Financing Escrow Corp.†	5.75%	7/15/2018	2,500	2,565,625
UR Financing Escrow Corp.†	7.625%	4/15/2022	10,000	10,300,000

Total				144,732,331

Telecommunications Equipment 0.71%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	13,600	10,812,000
Avaya, Inc.†	7.00%	4/1/2019	18,500	18,638,750
CommScope, Inc. †	8.25%	1/15/2019	26,850	28,729,500

Total				58,180,250

Telecommunications: Integrated/Services 3.45%

CenturyLink, Inc.	6.15%	9/15/2019	10,000	10,396,780
CenturyLink, Inc.	6.45%	6/15/2021	14,000	14,395,962
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	17,168,750
Equinix, Inc.	7.00%	7/15/2021	12,150	13,365,000
Equinix, Inc.	8.125%	3/1/2018	10,000	11,050,000
GCI, Inc.	6.75%	6/1/2021	7,725	7,811,906
Hellas II (Luxembourg)†(a)(f)	6.001%	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	29,631,250
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	23,250	24,557,812
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	11,925	12,580,875
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	35,300	36,800,250
Level 3 Escrow, Inc.†	8.125%	7/1/2019	7,750	8,021,250
MasTec, Inc.	7.625%	2/1/2017	12,500	13,046,875
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	13,312,500
Telecom Italia Capital SA (Italy)(a)	7.175%	6/18/2019	6,100	6,527,000
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	6,700	6,604,914
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	9,532	9,846,556
Windstream Corp.	7.00%	3/15/2019	30,250	31,006,250
Windstream Corp.	7.50%	4/1/2023	14,700	15,214,500

Total				281,339,930

Telecommunications: Wireless 5.15%

American Tower Corp.	4.70%	3/15/2022	7,925	8,004,464
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	30,500	33,397,500
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	12,000	11,880,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)

Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	$2,000	$2,200,000
Cricket Communications, Inc.	7.75%	10/15/2020	23,500	23,176,875
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	18,432	20,551,680
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	14,000	14,385,000
GeoEye, Inc.	8.625%	10/1/2016	3,500	3,657,500
GeoEye, Inc.	9.625%	10/1/2015	15,000	16,500,000
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	7,000	7,507,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	24,400	24,308,500
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	21,150,000
NII Capital Corp.	7.625%	4/1/2021	8,650	8,498,625
NII Capital Corp.	8.875%	12/15/2019	16,250	17,103,125
NII Capital Corp.	10.00%	8/15/2016	15,840	18,018,000
SBA Telecommunications, Inc.	8.25%	8/15/2019	6,500	7,198,750
Sprint Capital Corp.	6.90%	5/1/2019	50,000	43,500,000
Sprint Nextel Corp.†	7.00%	3/1/2020	15,500	15,771,250
Sprint Nextel Corp.	8.375%	8/15/2017	25,000	24,250,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,843,750
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	11,450	11,965,250
ViaSat, Inc.†	6.875%	6/15/2020	7,750	7,982,500
ViaSat, Inc.	8.875%	9/15/2016	12,750	13,897,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	8,550	8,475,187
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	6,100	5,764,500
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	37,500	37,125,000

Total				420,112,456

Theaters & Entertainment 0.63%

Cinemark USA, Inc.	7.375%	6/15/2021	1,925	2,074,188
Cinemark USA, Inc.	8.625%	6/15/2019	10,000	11,150,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	15,450	17,091,562
Live Nation Entertainment, Inc. †	8.125%	5/15/2018	20,000	21,400,000

Total				51,715,750

Transportation (Excluding Air/Rail) 0.41%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	9,750	9,445,595
Commercial Barge Line Co.	12.50%	7/15/2017	9,500	10,723,125
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	13,357,500

Total				33,526,220

Total High Yield Corporate Bonds (cost $6,253,615,394)				6,556,426,064

MUNICIPAL BOND 0.18%

Other Revenue

New York City NY Indl Dev Agy Yankee Stadium Pj† (cost $12,000,000)	11.00%	3/1/2029	12,000	15,097,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.83%

Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%	7/10/2046	$10,000	$10,663,535
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.081%#	7/10/2038	10,000	10,443,185
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	10,000	10,487,090
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	10,000	10,366,880
Morgan Stanley Capital I 2011-C1†	5.422%#	9/15/2047	11,000	11,022,226
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	15,000	14,766,052

Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,007,532)				67,748,968

			Shares (000)

PREFERRED STOCKS 0.13%

Agency/Government Related 0.01%

Fannie Mae*	Zero Coupon		481	664,332

Banking 0.12%

U.S. Bancorp	3.50%#		13	10,270,813

Total Preferred Stocks (cost $20,694,030)				10,935,145

	Exercise Price	Expiration Date

WARRANTS 0.07%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	1,461,303

Automakers 0.02%

General Motors Co.*	10.00	7/10/2016	55	921,867
General Motors Co. *	18.33	7/10/2019	55	620,861

Total				1,542,728

Media: Broadcast 0.01%

ION Media Networks, Inc.*(i)	687.00	12/18/2016	2	292,500
ION Media Networks, Inc.*(i)	500.00	12/18/2016	2	493,750

Total				786,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

Media: Cable 0.02%

Charter Communications, Inc. *	$46.86	11/30/2014	84	$1,765,638

Total Warrants (cost $13,640,825)				5,555,919

Total Long-Term Investments (cost $7,549,279,838)				7,933,108,988

			Principal Amount (000)

SHORT-TERM INVESTMENT 1.38%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $114,585,000 of Federal National Mortgage Assoc. at 0.60% due 11/14/2013; value: $114,871,463 proceeds: $112,614,646 (cost $112,614,553)			$112,615	112,614,553

Total Investments in Securities 98.55% (cost $7,661,894,391)				8,045,723,541

Cash, Foreign Cash and Other Assets in Excess of Liabilities(j) 1.45%				118,273,416

Net Assets 100.00%				$8,163,996,957

CAD	Canadian dollar.
CHF	Swiss franc.
ETF	Exchange Traded Fund.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2012.

(c)	Investment in non-U.S. dollar denominated securities.
(d)	Stub Rights issued in connection with a plan of reorganization.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(h)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of March 31, 2012.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2012

(i)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at March 31, 2012

Warrant	April 15, 2011	1,950	$ 4,318,663	$ 150.00
Warrant	April 15, 2011	1,975	5,785,009	250.00

(j)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	June 2012	400	Short	$ (51,793,750)	$ 272,050

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)

When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(f)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(g)

Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2012, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment

United Rentals, Inc. Secured Bridge Loan	$5,909,091
United Rentals, Inc. Unsecured Bridge Loan	14,090,909

(h)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$256,935,760	$—	$—	$256,935,760
Convertible Bonds	—	525,533,297	—	525,533,297
Convertible Preferred Stocks	164,755,216	44,596,359	—	209,351,575
Floating Rate Loans	—	228,184,695	—	228,184,695
Foreign Bonds	—	46,797,901	—	46,797,901
Foreign Government Obligation	—	10,542,584	—	10,542,584
High Yield Corporate Bonds	—	6,556,175,864	250,200	6,556,426,064
Municipal Bond	—	15,097,080	—	15,097,080
Non-Agency Commercial Mortgage-Backed Securities	—	67,748,968	—	67,748,968
Preferred Stocks	664,332	10,270,813	—	10,935,145
Warrants	3,308,366	1,461,303	786,250	5,555,919
Repurchase Agreement	—	112,614,553	—	112,614,553

Total	$425,663,674	$7,619,023,417	$1,036,450	$8,045,723,541

Other Financial Instruments
Futures Contracts
Assets	$272,050	$—	$—	$272,050
Liabilities	—	—	—	—

Total	$272,050	$—	$—	$272,050

* See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds	Warrants

Balance as of January 1, 2012	$229,200	$786,250
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(37,500)	—
Purchases	—	—
Sales	—	—
Net transfers in or out of Level 3	58,500	—

Balance as of March 31, 2012	$250,200	$786,250

(i)

Disclosures about Derivative Instruments and Hedging Activities-The Fund has entered into U.S. Treasury futures contracts during the period ended March 31, 2012 (as described in note 2((d)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2012, the Fund had a futures interest rate contract with a cumulative unrealized appreciation of $272,050, which is included in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of March 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,717,148,994

Gross unrealized gain	556,084,132
Gross unrealized loss	(227,509,585)

Net unrealized security gain	$328,574,547

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012